Noncurrent Assets Held for Sale	12 Months Ended
Dec. 31, 2017
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure Of Noncurrent Assets Held for Sale [text block]
11.	Noncurrent Assets Held for Sale

Pursuant to the resolution of AETJ’s board of directors’ meeting held on December 9, 2015, AETJ decided to sell its use right of land and plants to Tianjin Binhai Hi-tech Development Area Asset Management Ltd. This transaction was completed in June 2016, and the selling price and gain on disposal (net of costs of disposal) were $683,078 thousand (RMB141,117 thousand) and $14,717 thousand, respectively.

In December 2016, M.Setek decided to dispose part of its land and buildings to TAKEEI Corporation and other companies, and has reclassified certain of these assets for reclassification as noncurrent assets held for sale in the consolidated statement of financial position as of December 31, 2016. Disposal transactions of aforementioned land and buildings, together with certain assets presented as property, plant and equipment as of December 31, 2016, were completed between March 2017 to August 2017. The total selling price (net of costs of disposal) and gain on disposal were $837,103 thousand and $215,478 thousand, respectively.

In October 2017, in relation to compulsory imposition under regulatory plan and urban construction plan, FTKS has entered into a compensation agreement with Kunshan Economic and Technology Development District to dispose its land use right, plant buildings and related appendages with consideration amounting to RMB215,527 thousand. The relevant procedures are expected to be completed within twelve months.

In December 2017, in relation to asset revitalization plan and to increase working capital, BVHF has entered into a real estate transfer agreement with Hefei Heng Chuang Intelligent Technology Co., Ltd. to dispose its land use right, plant buildings and related appendages with consideration amounting to RMB512,770 thousand. The relevant procedures are expected to be completed within twelve months.

The abovementioned land use right, plant buildings and its related appendages have been reclassified as noncurrent assets held for sale and presented separately in the consolidated statement of financial position. No impairment loss was recognized during the reclassification as the expected fair value less cost to sell is higher than the carrying value of the relevant assets.

Noncurrent assets held for sale as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016
	(in thousands)
Property, plant and equipment	$1,963,370	228,015
Land use right	444,610	-
	$2,407,980	228,015